Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property and Equipment, Net
Property and Equipment, Net

8. Property and Equipment, Net

        Property and equipment as of December 31, 2012 and 2013 consist of the following:

	2012		2013
	(In millions of Korean Won)
Computer and equipment	~~W~~	10,867	~~W~~	7,212
Furniture and fixtures		2,100		2,149
Vehicles		89		78
Capital lease assets		1,140		1,287
Leasehold improvements		771		746
Software externally-purchased		11,531		11,898

		26,498		23,370
Less accumulated depreciation		(22,974)		(21,055)

	~~W~~	3,524	~~W~~	2,315

        Depreciation expenses for the years ended December 31, 2011, 2012 and 2013 were ~~W~~1,651 million, ~~W~~1,903 million and ~~W~~1,852 million, respectively.